Capital Requirements (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Consolidated
Capital Requirements
Total Capital (to Risk Weighted Assets), Actual Amount	$ 1,442,837	$ 1,328,089
Tier 1 Capital (to Risk Weighted Assets), Actual Amount	1,369,657	1,266,799
Tier 1 Capital (to Average Assets), Actual Amount	1,369,657	1,266,799
Total Capital (to Risk Weighted Assets), Actual Ratio (as a percent)	20.36%	20.60%
Tier 1 Capital (to Risk Weighted Assets), Actual Ratio (as a percent)	19.33%	19.65%
Tier 1 Capital (to Average Assets), Actual Ratio (as a percent)	11.61%	10.86%
Consolidated | Minimum
Capital Requirements
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	566,870	515,695
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	283,435	257,848
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Amount	472,044	466,624
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	8.00%	8.00%
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	4.00%	4.00%
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Ratio (as a percent)	4.00%	4.00%
International Bank of Commerce, Laredo
Capital Requirements
Total Capital (to Risk Weighted Assets), Actual Amount	1,035,189	945,384
Tier 1 Capital (to Risk Weighted Assets), Actual Amount	969,731	892,888
Tier 1 Capital (to Average Assets), Actual Amount	969,731	892,888
Total Capital (to Risk Weighted Assets), Actual Ratio (as a percent)	16.96%	17.19%
Tier 1 Capital (to Risk Weighted Assets), Actual Ratio (as a percent)	15.89%	16.23%
Tier 1 Capital (to Average Assets), Actual Ratio (as a percent)	10.09%	9.26%
International Bank of Commerce, Laredo | Minimum
Capital Requirements
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	488,303	440,038
Total Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	610,378	550,048
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	244,151	220,019
Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	366,227	330,029
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Amount	384,497	385,621
Tier 1 Capital (to Average Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	480,622	482,026
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	8.00%	8.00%
Total Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	10.00%	10.00%
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	4.00%	4.00%
Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	6.00%	6.00%
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Ratio (as a percent)	4.00%	4.00%
Tier 1 Capital (to Average Assets), To Be well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	5.00%	5.00%
International Bank of Commerce, Brownsville
Capital Requirements
Total Capital (to Risk Weighted Assets), Actual Amount	143,879	128,788
Tier 1 Capital (to Risk Weighted Assets), Actual Amount	138,467	123,361
Tier 1 Capital (to Average Assets), Actual Amount	138,467	123,361
Total Capital (to Risk Weighted Assets), Actual Ratio (as a percent)	27.63%	27.36%
Tier 1 Capital (to Risk Weighted Assets), Actual Ratio (as a percent)	26.60%	26.21%
Tier 1 Capital (to Average Assets), Actual Ratio (as a percent)	13.33%	13.79%
International Bank of Commerce, Brownsville | Minimum
Capital Requirements
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	41,652	37,659
Total Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	52,065	47,074
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	20,826	18,830
Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	31,239	28,245
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Amount	41,553	35,787
Tier 1 Capital (to Average Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	51,942	44,734
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	8.00%	8.00%
Total Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	10.00%	10.00%
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	4.00%	4.00%
Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	6.00%	6.00%
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Ratio (as a percent)	4.00%	4.00%
Tier 1 Capital (to Average Assets), To Be well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	5.00%	5.00%
International Bank of Commerce, Zapata
Capital Requirements
Total Capital (to Risk Weighted Assets), Actual Amount	57,675	54,542
Tier 1 Capital (to Risk Weighted Assets), Actual Amount	56,459	52,967
Tier 1 Capital (to Average Assets), Actual Amount	56,459	52,967
Total Capital (to Risk Weighted Assets), Actual Ratio (as a percent)	32.65%	33.14%
Tier 1 Capital (to Risk Weighted Assets), Actual Ratio (as a percent)	31.96%	32.18%
Tier 1 Capital (to Average Assets), Actual Ratio (as a percent)	10.64%	10.64%
International Bank of Commerce, Zapata | Minimum
Capital Requirements
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	14,130	13,166
Total Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	17,663	16,458
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	7,065	6,583
Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	10,598	9,875
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Amount	21,219	19,918
Tier 1 Capital (to Average Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	26,523	24,897
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	8.00%	8.00%
Total Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	10.00%	10.00%
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	4.00%	4.00%
Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	6.00%	6.00%
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Ratio (as a percent)	4.00%	4.00%
Tier 1 Capital (to Average Assets), To Be well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	5.00%	5.00%
Commerce Bank
Capital Requirements
Total Capital (to Risk Weighted Assets), Actual Amount	64,585	60,982
Tier 1 Capital (to Risk Weighted Assets), Actual Amount	63,491	59,200
Tier 1 Capital (to Average Assets), Actual Amount	63,491	59,200
Total Capital (to Risk Weighted Assets), Actual Ratio (as a percent)	36.45%	34.52%
Tier 1 Capital (to Risk Weighted Assets), Actual Ratio (as a percent)	35.83%	33.52%
Tier 1 Capital (to Average Assets), Actual Ratio (as a percent)	11.88%	11.27%
Commerce Bank | Minimum
Capital Requirements
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	14,175	14,131
Total Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	17,719	17,664
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	7,087	7,065
Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	10,631	10,598
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Amount	21,372	21,004
Tier 1 Capital (to Average Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 26,715	$ 26,255
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	8.00%	8.00%
Total Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	10.00%	10.00%
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	4.00%	4.00%
Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	6.00%	6.00%
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Ratio (as a percent)	4.00%	4.00%
Tier 1 Capital (to Average Assets), To Be well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	5.00%	5.00%